Prepaid Expense and Other Assets - Summary of movements in impairment provision (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Impairment Provision on Prepaid Expenses
Balance at beginning of the year	¥ (40,000)	¥ (39,372)
Additions	0	(1,000)	¥ (372)
Write-off		372
Balance at end of the year	¥ (40,000)	¥ (40,000)	¥ (39,372)